SHARE CAPITAL- Summary of warrant activity (Details)				12 Months Ended
	Jun. 14, 2021 $ / shares	Feb. 17, 2021 $ / shares	Dec. 18, 2019 $ / shares	Dec. 31, 2021 EquityInstruments $ / shares	Dec. 31, 2020 EquityInstruments $ / shares	Dec. 31, 2019 EquityInstruments $ / shares
SHARE CAPITAL
Outstanding at the beginning | EquityInstruments				980,894	576,479
Exercisable at the beginning | EquityInstruments				980,894	576,479
Granted	3.15	4.45	0.68	1,652,322	404,415
Exercised | EquityInstruments				700,516
Expired | EquityInstruments				64,286
Outstanding at the end | EquityInstruments				1,868,414	980,894	576,479
Exercisable at the end | EquityInstruments				1,868,414	980,894	576,479
Weighted average exercise price of other equity instruments outstanding at beginning of period				$ 1.21	$ 4.56
Weighted average exercise price of other equity instruments exercisable at beginning of period				1.21	4.56
Weighted average exercise price, Granted				3.56	0.80
Weighted average exercise price, Exercised				2.43
Weighted average exercise price, Expired				18.72
Weighted average exercise price of other equity instruments outstanding at end of period				3.50	1.21	$ 4.56
Weighted average exercise price of other equity instruments exercisable at end of period				$ 3.50	$ 1.21	$ 4.56
Weighted average remaining contractual term, exercisable at the end (in years).				4 years 1 month 20 days	3 years 10 months 6 days	4 years 4 months 17 days
Weighted average remaining contractual term, Granted				5 years	5 years
Weighted average remaining contractual term, outstanding at the end (in years)				4 years 1 month 20 days	3 years 10 months 6 days	4 years 4 months 17 days